ORGANIZATION (Details)	9 Months Ended
	Sep. 30, 2024 segment $ / shares	Jul. 09, 2024	Jul. 08, 2024 $ / shares shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Number of operating segments | segment	1
Common stock, par value (in usd per share)	$ 0.01			$ 0.01
Common Stock
Subsequent Event [Line Items]
Common stock, par value (in usd per share)			$ 0.01
Exchange ratio | shares			0.3333
Sunrise Realty Trust, Inc. (“SUNS”) | AFC Gamma
Subsequent Event [Line Items]
Ownership interest		0.00%